Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Accounting policies

Property, plant and equipment are recorded at their acquisition cost. Major renovations and improvements necessary to bring an asset to the working condition for its use as intended by the Company’s management are capitalized. The cost of repairs, maintenance and other renovation work is expensed as incurred.

Property, plant and equipment are depreciated on a straight-line basis according to the estimated useful life of the relevant assets.

The depreciation periods used are as follows:

•General fixtures and fittings, building work: 5 to 10 years;
•Technical installations, equipment and industrial tooling: 3 to 10 years; and
•Office and IT equipment and furniture: 1 to 10 years.

Recoverable amount of property, plant and equipment

Property, plant and equipment with a definite useful life are tested for impairment when there are events or changes in circumstances that indicate that the asset might be impaired. An impairment loss is recognized for the excess of the carrying amount of the asset over its recoverable amount. The recoverable amount of an asset is equal to the higher of (i) its fair value less costs to sell and (ii) its value in use.

Detail of property, plant and equipment

The change in property, plant and equipment is as follows:

(in thousands of euros)	As of January 1, 2021	Increases	Decreases	Transfer	Currency translation	As of December 31, 2021
Fixtures, fittings and installations	3,313	5	—	—	—	3,318
Right of use – Buildings	7,171	1,362	(139)	—	—	8,393
Technical equipment	2,061	73	—	1	—	2,135
Office and IT equipment	988	53	(35)	—	4	1,010
Transport equipment	31	—	—	—	3	33
Right of use – Transport equipment	65	—	(38)	—	1	28
Tangible assets in progress	1	97	—	(0)	—	98
Prepayments on tangible assets	—	—	—	(0)	—	—
Gross book value of tangible assets	13,630	1,590	(212)	—	8	15,017
Fixtures, fittings and installations	(1,320)	(320)	—	—	—	(1,641)
Right of use – Buildings	(1,739)	(901)	30	—	—	(2,610)
Technical equipment	(1,466)	(178)	—	—	—	(1,644)
Office and IT equipment	(783)	(124)	34	—	(3)	(875)
Transport equipment	(31)	—	—	—	(3)	(33)
Right of use – Transport equipment	(36)	(12)	20	—	(1)	(28)
Accumulated depreciation of tangible assets(1)	(5,374)	(1,534)	84	—	(6)	(6,831)
Net book value of tangible assets	8,256	56	(129)	—	3	8,186

In 2021, the €1,362 thousand increase in Right of use – Buildings mainly relates to the extension of Villejuif leases for 4 years for €1,390 thousand reduced by approximately €25 thousand related to rent indexation impact.

The €139 thousand decrease in Right of use – Buildings relates to the termination of a lease contract in Faubourg Saint-Antoine in Paris, France.

(in thousands of euros)	As of January 1, 2020	Increases	Decreases	Other movements & transfer.	Currency translation	As of December 31, 2020
Fixtures, fittings and installations	3,297	16	—	—	—	3,313
Right of use – Buildings	6,766	418	(14)	—	—	7,171
Technical equipment	2,019	42	—	—	—	2,061
Office and IT equipment	957	37	(1)	—	(4)	988
Transport equipment	34	—	—	—	(3)	31
Right of use – Transport equipment	115	—	(41)	(5)	(4)	65
Tangible assets in progress	11	1	—	(11)	—	1
Prepayments on tangible assets	—	—	—	—	—	—
Gross book value of tangible assets	13,197	515	(57)	(15)	(11)	13,630
Fixtures, fittings and installations	(1,001)	(320)	—	—	—	(1,320)
Right of use – Buildings	(829)	(911)	—	2	—	(1,739)
Technical equipment	(1,272)	(194)	—	—	—	(1,466)
Office and IT equipment	(629)	(157)	1	—	2	(783)
Transport equipment	(34)	—	—	1	3	(31)
Right of use – Transport equipment	(45)	(35)	42	—	1	(36)
Accumulated depreciation of tangible assets(1)	(3,811)	(1,616)	43	4	6	(5,374)
Net book value of tangible assets	9,386	(1,101)	(14)	(12)	(4)	8,256
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses

In 2020, the €418 thousand increase in Right of use – Buildings mainly relates to:

•Two new lease contracts: one in Rue Oberkampf in Paris, France for €155 thousand, the other in Rue du Faubourg Saint-Antoine in Paris, France for €140 thousand,
•The termination of a lease contract by Curadigm SAS for €43 thousand;
•The addition of a parking for the Villejuif facility for €30 thousand, and
•The impact of an annual rent adjustment for the Wattignies and Villejuif leases based on the INSEE (National Institute of Statistics and Economic Studies) index for €35 and €15 thousand, respectively.